Document And Entity Information	Oct. 09, 2019
Cover [Abstract]
Entity Registrant Name	MANITOWOC CO INC
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000061986
Document Period End Date	Oct. 11, 2019
Entity Emerging Growth Company	false
Entity File Number	1-11978
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0448110
Entity Address, Address Line One	11270 West Park Place
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53224
City Area Code	414
Local Phone Number	760-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $.01 Par Value
Trading Symbol(s)	MTW
Name of each exchange on which registered	NYSE